INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Components of the Investments in Direct Financing and Sales-Type Leases) (Details) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jun. 30, 2019 USD ($) containership vessel	Dec. 31, 2018 USD ($) vessel	Sep. 30, 2018 containership	May 31, 2018 containership	Apr. 05, 2018 containership
Number of VLCCs | vessel		3	3
Assets accounted for as direct financing and sales type leases | vessel		26	24
Number of container vessels | containership		7		3	4	15
Term of lease or charter	15 years	7 years	15 years
Term of time charter, minimum period		6 years
Term of time charter, maximum period		8 years
Total minimum lease payments to be received		$ 1,142,619	$ 1,173,152
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments		(69,190)	(74,077)
Net minimum lease payments receivable		1,073,429	1,099,075
Estimated residual values of leased property (un-guaranteed)		192,080	180,080
Less: unearned income		(455,658)	(476,996)
Total investment in direct financing and sales-type leases		809,851	802,159
Current portion		43,807	39,804
Long-term portion		$ 766,044	$ 762,355
MSC [Member]
Assets accounted for as direct financing leases | vessel		4
Assets accounted for as sales-type lease | vessel		1
Term of lease or charter		5 years
Frontline Shipping [Member] | Solship [Member]
Assets accounted for as direct financing and sales type leases | vessel		4